Fair Value of Financial Instruments (Details) - Schedule of summary of activity for level 3 fair value measurements - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
		Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Notes Payable at Fair Value [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance beginning			$ 32,949	$ 31,418
Proceeds
Changes in fair value measurements			163	1,531
Balance ending				32,949
Proceeds, net or original issuance discount
Original issue discount	[1]
Proceeds allocated to equity classified warrants
Issuance of warrant liabilities
Transaction costs and consent fees charged to interest expense
Private warrant liability and obligation to issue registered shares assumed in Business Combination
Repayment of principal and liquidation premium			(27,593)
Conversion to equity			(5,519)
Notes Payable at Fair Value [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance beginning		161,282	59,742	22,326
Proceeds				30,000
Changes in fair value measurements			31,008	7,416
Balance ending			161,282	59,742
Proceeds, net or original issuance discount			171,929
Original issue discount	[1]		11,860
Proceeds allocated to equity classified warrants			(17,596)
Issuance of warrant liabilities
Transaction costs and consent fees charged to interest expense			5,022
Private warrant liability and obligation to issue registered shares assumed in Business Combination
Repayment of principal and liquidation premium			(48,210)
Conversion to equity			(52,473)
The9 Conditional Obligation [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance beginning			1,128	5,000
Proceeds
Changes in fair value measurements			1,735	(3,872)
Balance ending				1,128
Proceeds, net or original issuance discount
Original issue discount	[1]
Proceeds allocated to equity classified warrants
Issuance of warrant liabilities
Transaction costs and consent fees charged to interest expense
Private warrant liability and obligation to issue registered shares assumed in Business Combination
Repayment of principal and liquidation premium
Conversion to equity			(2,863)
Private Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance beginning		642
Proceeds
Changes in fair value measurements			(1,800)
Balance ending			642
Proceeds, net or original issuance discount
Original issue discount	[1]
Proceeds allocated to equity classified warrants
Issuance of warrant liabilities			290
Transaction costs and consent fees charged to interest expense
Private warrant liability and obligation to issue registered shares assumed in Business Combination			2,152
Repayment of principal and liquidation premium
Conversion to equity
Obligation to issue Registered Shares of Class A Common Stock [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance beginning		12,635
Proceeds
Changes in fair value measurements			(20,265)
Balance ending			12,635
Proceeds, net or original issuance discount
Original issue discount	[1]
Proceeds allocated to equity classified warrants
Issuance of warrant liabilities
Transaction costs and consent fees charged to interest expense
Private warrant liability and obligation to issue registered shares assumed in Business Combination			32,900
Repayment of principal and liquidation premium
Conversion to equity

[1]	Original issue discount represents the amount withheld by the note payable holder upon issuance of the note which will be paid, in addition to the full note payable principal, to the lender upon maturity of the notes payable. The original issue discount is included in Change in Fair Value Measurements on the Consolidated Statements of Operations and Comprehensive Loss.